Condensed Parent Company Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Other investments	$ 4,930	$ 5,308
Other assets	3,793	3,747
Total Assets	592,496	620,983
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Interest, taxes and other liabilities	2,066	2,570
Other short term borrowings	20,170	57,676
Long Term Debt	51,298	13,964
Capital securities	3,150	3,150
Total Liabilities	562,024	592,721
STOCKHOLDERS' EQUITY	30,472	28,262	32,880
Total Liabilities and Stockholders' Equity	592,496	620,983
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest income	25,154	27,154
Interest expense	(7,488)	(9,979)
(Loss) Income Before Income Taxes	2,242	(4,155)
Income tax benefit	(220)	(2,362)
Net Income (Loss)	2,022	(6,517)
CASH FLOWS FROM OPERATING ACTIVITIES: [Abstract]
Net Income (Loss)	2,022	(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities: [Abstract]
Depreciation and amortization	979	1,104
Increase in other assets	(160)	(596)
Increase (decrease) in other liabilities	(504)	785
Net Cash provided by operating activities	4,985	6,688
CASH FLOWS FROM INVESTING ACTIVITIES: [Abstract]
Net (increase) decrease in loans	6,144	28,825
Premises and equipment expenditures	(339)	(125)
Net Cash provided by investing activities	20,341	27,926
CASH FLOWS FROM FINANCING ACTIVITIES: [Abstract]
Net increase (decrease) in Short Term Borrowings	(37,506)	(8,276)
Increase in Long Term Debt	37,334	(1,004)
Net Cash used in financing activities	(30,193)	(30,691)
Net increase (decrease) in cash and cash equivalents	(4,867)	3,923
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	86,075	82,152
CASH AND CASH EQUIVALENTS AT END OF YEAR	81,208	86,075
Parent Company [Member]
ASSETS [Abstract]
Cash	178	178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	37,209	34,445
Other assets	711	1,009
Total Assets	38,800	36,334
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Interest, taxes and other liabilities	1,028	680
Other short term borrowings	103	97
Long Term Debt	3,447	3,545
Capital securities	3,750	3,750
Total Liabilities	8,328	8,072
STOCKHOLDERS' EQUITY	30,472	28,262
Total Liabilities and Stockholders' Equity	38,800	36,334
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Dividends from subsidiary	0	0
Interest income	59	55
Other income	0	0
Interest expense	(604)	(634)
Operating expense	(9)	(11)
(Loss) Income Before Income Taxes	(554)	(590)
Income tax benefit	189	201
Income (Loss) from Equity Method Investments	2,387	(6,128)
Net Income (Loss)	2,022	(6,517)
CASH FLOWS FROM OPERATING ACTIVITIES: [Abstract]
Net Income (Loss)	2,022	(6,517)
Adjustments to reconcile net income to net cash Provided by operating activities: [Abstract]
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(2,387)	6,128
Increase in other assets	104	(822)
Increase (decrease) in other liabilities	348	347
Net Cash provided by operating activities	92	(859)
CASH FLOWS FROM INVESTING ACTIVITIES: [Abstract]
(Purchase) sale of other investments	0	0
Net (increase) decrease in loans	0	0
Premises and equipment expenditures	0	0
Capital contributed to subsidiary bank	0	0
Net Cash provided by investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES: [Abstract]
Net increase (decrease) in Short Term Borrowings	6	(277)
Increase in Long Term Debt	(98)	(926)
Net Cash used in financing activities	(92)	(1,203)
Net increase (decrease) in cash and cash equivalents	0	(2,062)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	2,240
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 178	$ 178